Commitments and Contingencies - Operating leases (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies
Rental expense	$ 1.8	$ 1.7	$ 7.1	$ 7.3	$ 7.9